Condensed Consolidated and Combined Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Assets
Cash and cash equivalents	$ 142,098
Restricted cash	912
Receivables:
Accounts receivable, net of allowance for doubtful accounts of $1,636 and $773 as of 2014 and 2013, respectively	22,951
Other receivables, net of allowance for doubtful accounts of $0 and $1,080 as of 2014 and 2013, respectively	7,819
Total receivables	30,770
Deferred compensation	4,404
Investments at fair value (cost basis $73,997 and $69,066 as of 2014 and 2013, respectively)	73,999
Equity method investments	16,634
Equipment and leasehold improvements, net	5,860
Deferred tax asset	69,379
Prepaid expenses and other assets	8,133
Total assets	352,189
Liabilities and Equity
Compensation payable	95,856
Accounts payable and accrued expenses	13,789
Amount due pursuant to tax receivable agreement	51,761
Deferred revenue	7,325
Other liabilities	8,770
Total liabilities	177,501
Commitments and Contingencies (See Note 13)
Accumulated other comprehensive income (loss)	521
Additional paid-in-capital	94,367
Retained earnings (accumulated deficit)	(15,517)
Total Moelis & Company equity	79,886
Noncontrolling interests	94,802
Total equity	174,688
Total liabilities and equity	352,189
Class A common stock
Liabilities and Equity
Common stock, par value $0.01 per share	153
Total equity	153
Class B common stock
Liabilities and Equity
Common stock, par value $0.01 per share	362
Total equity	$ 362